Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

10. PROPERTY, PLANT AND EQUIPMENT

	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
At January 1, 2021
Cost	2,889	45,831	37,400	3,308	44	37,027	126,499
Accumulated depreciation	—	(4,094)	(7,872)	(1,432)	(10)	—	(13,408)
Net carrying amount	2,889	41,737	29,528	1,876	34	37,027	113,091
At January 1, 2021, net of accumulated depreciation	2,889	41,737	29,528	1,876	34	37,027	113,091
Additions	—	—	1,603	7	—	42,844	44,454
Disposals	—	(859)	(230)	(77)	—	—	(1,166)
Depreciation provided during the year	—	(3,787)	(6,458)	(797)	(4)	—	(11,046)
Exchange realignment	—	123	358	10	1	(101)	391
Transfers	—	14,749	11,192	341	—	(26,282)	—
At December 31, 2021, net of accumulated depreciation	2,889	51,963	35,993	1,360	31	53,488	145,724
At December 31, 2021:
Cost	2,889	59,660	49,264	3,004	45	53,488	168,350
Accumulated depreciation	—	(7,697)	(13,271)	(1,644)	(14)	—	(22,626)
Net carrying amount	2,889	51,963	35,993	1,360	31	53,488	145,724

	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
At January 1, 2020
Cost	2,889	32,527	27,992	1,314	42	10,136	74,900
Accumulated depreciation	—	(1,534)	(2,940)	(341)	(6)	—	(4,821)
Net carrying amount	2,889	30,993	25,052	973	36	10,136	70,079
At January 1, 2020, net of accumulated depreciation	2,889	30,993	25,052	973	36	10,136	70,079
Additions	—	—	—	560	—	49,497	50,057
Disposals	—	—	(165)	—	—	—	(165)
Depreciation provided during the year	—	(2,560)	(4,593)	(1,091)	(4)	—	(8,248)
Exchange realignment	—	375	775	12	2	204	1,368
Transfers	—	12,929	8,459	1,422	—	(22,810)	—
At December 31, 2020, net of accumulated depreciation	2,889	41,737	29,528	1,876	34	37,027	113,091
At December 31, 2020:
Cost	2,889	45,831	37,400	3,308	44	37,027	126,499
Accumulated depreciation	—	(4,094)	(7,872)	(1,432)	(10)	—	(13,408)
Net carrying amount	2,889	41,737	29,528	1,876	34	37,027	113,091

During the years ended December 31, 2021 and 2020, the additions of property, plant and equipment included the charge from a customer under a license and collaboration agreement amounting to US$8.9 million and US$13.7 million, respectively.